Significant Industry Concentrations Related to Credit Exposure (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Financial Institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 11.3
Unfunded commitments	15.7
Total exposure	27.0
Financial Institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	5.6
Unfunded commitments	2.0
Total exposure	7.6
Financial Institutions | Securities Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	4.2
Unfunded commitments	2.1
Total exposure	6.3
Financial Institutions | Asset Managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.1
Unfunded commitments	3.8
Total exposure	4.9
Financial Institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	4.3
Total exposure	4.4
Financial Institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unfunded commitments	2.1
Total exposure	2.1
Financial Institutions | Other Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	1.4
Total exposure	1.7
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.4
Unfunded commitments	18.3
Total exposure	19.7
Commercial | Services and Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	5.6
Total exposure	6.1
Commercial | Energy and Utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	5.5
Total exposure	6.0
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	5.6
Total exposure	5.9
Commercial | Media and Telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	1.6
Total exposure	$ 1.7